Other Long Term Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities, Noncurrent [Abstract]
Severance liability	$ 1,015	$ 898
Severance expenses	1,167	$ 1,017	$ 1,078
Deferred revenue expected to be recognized in 2021	$ 670